Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Formation and operating costs	$ 1,918,166	$ 420,837	$ 655,690	$ 2,697,453	$ 985,212
Loss from operations	(1,918,166)	(420,837)	(655,690)	(2,697,453)	(985,212)
OTHER INCOME
Interest income from bank	440	7,709	7,709	4,554	11,763
Dividend income earned on marketable securities held in Trust Account	3,427,851	3,270,011	4,329,480	10,167,128	7,721,518
Total other income	3,428,291	3,277,720	4,337,189	10,171,682	7,733,281
NET INCOME	$ 1,510,125	$ 2,856,883	$ 3,681,499	$ 7,474,229	$ 6,748,069
Redeemable Shares
OTHER INCOME
Basic weighted average shares outstanding (in Shares)	25,000,000	25,000,000	14,783,654	25,000,000	17,916,667
Diluted weighted average shares outstanding (in Shares)	25,000,000	25,000,000	14,783,654	25,000,000	17,916,667
Basic net income per share (in Dollars per share)	$ 0.08	$ 0.12	$ 0.7	$ 0.32	$ 0.7
Diluted net income per share (in Dollars per share)	$ 0.08	$ 0.12	$ 0.7	$ 0.32	$ 0.7
Non-redeemable Shares
OTHER INCOME
Basic weighted average shares outstanding (in Shares)	6,250,000	6,250,000	6,280,649	6,250,000	6,271,250
Diluted weighted average shares outstanding (in Shares)	6,250,000	6,250,000	6,280,649	6,250,000	6,271,250
Basic net income per share (in Dollars per share)	$ (0.06)	$ (0.01)	$ (1.05)	$ (0.09)	$ (0.93)
Diluted net income per share (in Dollars per share)	$ (0.06)	$ (0.01)	$ (1.05)	$ (0.09)	$ (0.93)